Cover Page	Oct. 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity File Number	1-8841
Entity Registrant Name	NEXTERA ENERGY, INC.
Entity Tax Identification Number	59-2449419
Entity Address, Address Line One	700 Universe Boulevard
Entity Address, City or Town	Juno Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	561
Local Phone Number	694-4000
Entity Incorporation, State or Country Code	FL
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000753308
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	NEE
Security Exchange Name	NYSE
Corporate Units 7.299%
Entity Information [Line Items]
Title of 12(b) Security	7.299% Corporate Units
Trading Symbol	NEE.PRS
Security Exchange Name	NYSE
Corporate Units 7.234%
Entity Information [Line Items]
Title of 12(b) Security	7.234% Corporate Units
Trading Symbol	NEE.PRT
Security Exchange Name	NYSE
Corporate Units 7.375%
Entity Information [Line Items]
Title of 12(b) Security	7.375% Corporate Units
Trading Symbol	NEE.PRV
Security Exchange Name	NYSE
Florida Power & Light Company [Member]
Entity Information [Line Items]
Entity File Number	2-27612
Entity Registrant Name	FLORIDA POWER & LIGHT COMPANY
Entity Tax Identification Number	59-0247775
Entity Incorporation, State or Country Code	FL
Entity Central Index Key	0000037634
Amendment Flag	false